Intangible Assets and Goodwill (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016
Finite-Lived Intangible Assets [Line Items]
Amount	$ 16,868		$ 11,368
Accumulated Amortization	(7,295)		(6,029)
Carrying Value	9,573		5,339
Amortization expense	1,266	$ 2,123
Other
Finite-Lived Intangible Assets [Line Items]
Amount	326		326
Accumulated Amortization	(24)		(18)
Carrying Value	$ 302		308
Wetpaint.com Inc. | Technology
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)	60 months
Amount	$ 4,952		4,952
Accumulated Amortization	(3,458)		(3,276)
Carrying Value	$ 1,494		1,676
Wetpaint.com Inc. | Trademarks
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)	276 months
Amount	$ 1,453		1,453
Accumulated Amortization	(438)		(415)
Carrying Value	$ 1,015		1,038
Wetpaint.com Inc. | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)	60 months
Amount	$ 917		917
Accumulated Amortization	(837)		(827)
Carrying Value	$ 80		90
Choose Digital Inc. | Licenses
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)	60 months
Amount	$ 829		829
Accumulated Amortization	(589)		(559)
Carrying Value	$ 240		270
Choose Digital Inc. | Software
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)	60 months
Amount	$ 627		627
Accumulated Amortization	(257)		(212)
Carrying Value	$ 370		415
DraftDay | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)	24 months
Amount	$ 556		556
Accumulated Amortization	(556)		(351)
Carrying Value	$ 0		205
DraftDay | Software
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)	60 months
Amount	$ 1,498		1,498
Accumulated Amortization	(485)		(303)
Carrying Value	$ 1,013		1,195
DraftDay | Tradename
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)	84 months
Amount	$ 180		180
Accumulated Amortization	(61)		(38)
Carrying Value	$ 119		142
DraftDay | Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)	6 months
Amount	$ 30		30
Accumulated Amortization	(30)		(30)
Carrying Value	$ 0		0
Rant, Inc. | Technology
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)	60 months
Amount	$ 1,500		0
Accumulated Amortization	(138)		0
Carrying Value	$ 1,362		0
Rant, Inc. | Trademarks
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)	120 months
Amount	$ 2,700		0
Accumulated Amortization	(124)		0
Carrying Value	$ 2,576		0
Rant, Inc. | Content
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)	24 months
Amount	$ 650		0
Accumulated Amortization	(149)		0
Carrying Value	$ 501		0
Rant, Inc. | Advertising relationships
Finite-Lived Intangible Assets [Line Items]
Amortization Period (in months)	24 months
Amount	$ 650		0
Accumulated Amortization	(149)		0
Carrying Value	$ 501		$ 0